Taxation - Summary of Reconciliation of Applicable Tax Charge at Statutory Tax Rate to Taxation (Credit)/Charge (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Parent [Member]
Disclosure Of Deferred Taxes [Line Items]
Applicable tax rate	25.00%	25.00%